Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
21
. Provisions

	Security i ncidents $m	Litigation $m	Insurance reserves $m	Total $m
At 1 January 2018	5	3	—	8

Reclassification from other trade and other payables	—	—	25	25

(Released)/provided	(2)	(1)	7	4

Utilised	(3)	—	(7)	(10)

At 31 December 2018	—	2	25	27

Provided	—	30	13	43

Utilised	—	—	(8)	(8)

At 31 December 2019	—	32	30	62

	2019 $m	2018 $m
Analysed as:

Current	40	10

Non-current	22	17

	62	27

Litigation
The litigation provision, which mainly relates to amounts charged during the year as described in note 6, is expected to be utilised within 12 months.
There are certain indemnities and claims that the Group will be able to pursue in relation to these matters, although it is not practicable to quantify the amounts at this point in time.
Insurance reserves
The Group self-insures certain risks relating to its corporate operations and owned and leased properties, and also acts as third-party insurer for certain risks of its managed hotels. The insurance reserves held mainly relate to general liability, workers compensation, US medical and employment practices liability insurances. The amounts are based on reserves held principally in the Group’s captive insurance company, SCH Insurance Company
(SCHIC), and are established using independent actuarial assessments wherever possible, or a reasonable assessment based on past claims experience.
Over and above the actuarially determined reserves, the Group is potentially exposed to claims with individual caps which do not exceed
$4m for periods prior to 2011 and up to $25m
i
n
aggregate for periods since 2011, noting that actual claims did not differ significantly to estimates in 2019 or 2018.
Amounts utilised within the reserves are paid to a third-party insurer for subsequent settlement with the claimant. In order to protect the third-party insurer against the solvency risk of SCHIC, the Group has outstanding letters of credit (see note
31
).
In respect of the managed hotels, the Group received insurance premiums of $19m (2018
:
$11
m, 2017: $9m) and incurred claims expense of
$18m (2018: $10
m, 2017: $9m). Insurance premiums earned are included in Central revenue.